Note 17 - Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
17.	RELATED PARTY BALANCES AND TRANSACTIONS

During the period, the Company had the following transactions with related parties, made in the normal course of operations, and accounted for at an amount of consideration established and agreed to by the Company and related parties.

(a)
For the
six
-month period ended
June 30, 2018,
the Company charged
$109,717
(
2017
-
$15,869
) to the corporations with director or officer in common for rent, administration, office charges and telecommunications.

(b)
Key management compensation for the
six
-month period ended
June 30, 2018
was
$165,000
(
2017
–
$165,000
) and is reflected as consulting fees paid to corporations owned by a director and officers of the Company.
$165,000
is deferred and included in accounts payable

(c)
At
June 30, 2018,
the Company had loans payable due to
two
corporations controlled by directors and officers of the Company in the amount of
$90,000
(
2017
-
$nil
) bearing interest at
12%
per annum. Interest expense paid related to these loans is
$12,960
(
2017
-
$4,480
).